Earnings per share (Tables)	12 Months Ended
Mar. 31, 2017
Earnings per share
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Year ended March 31
	2015	2016	2017
Basic—
Net income attributable to NHI shareholders	¥224,785	¥131,550	¥239,617

Weighted average number of shares outstanding	3,645,514,878	3,600,701,499	3,560,775,652

Net income attributable to NHI shareholders per share	¥61.66	¥36.53	¥67.29

Diluted—
Net income attributable to NHI shareholders	¥224,726	¥131,426	¥239,475

Weighted average number of shares outstanding	3,743,690,088	3,700,388,050	3,647,729,909

Net income attributable to NHI shareholders per share	¥60.03	¥35.52	¥65.65